UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (94.1%)
Argentina (7.1%)
Corporate Bonds (3.5%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)		$520	$584
Province of Salta Argentina,
9.13%, 7/7/24 (a)		2,095	2,307
Provincia de Cordoba,
7.13%, 6/10/21 (a)		1,432	1,507
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		2,380	2,389
Provincia del Chubut Argentina,
7.75%, 7/26/26 (a)		1,800	1,854
			8,641
Sovereign (3.6%)
Argentina Bonar Bonds,
27.92%, 10/9/17 (b)	ARS	14,020	930
Argentine Republic Government International Bond,
6.88%, 4/22/21 (a)		$2,500	2,728
7.50%, 4/22/26 (a)		2,730	3,086
Republic of Argentina,
2.50%, 12/31/38 (c)		1,750	1,249
7.13%, 7/6/36 (a)		720	764
			8,757
			17,398
Brazil (5.9%)
Corporate Bonds (2.5%)
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (a)		1,318	1,137
Minerva Luxembourg SA,
8.75%, 4/3/19 (a)(b)(d)		1,290	1,309
Petrobras Global Finance BV,
8.38%, 5/23/21		3,390	3,712
			6,158
Sovereign (3.4%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28		1,900	1,881
5.33%, 2/15/28 (a)		2,750	2,722
Brazilian Government International Bond,
4.25%, 1/7/25		956	955
5.00%, 1/27/45		2,988	2,727
			8,285
			14,443
Chile (1.1%)
Corporate Bond (0.6%)
Colbun SA,
4.50%, 7/10/24 (a)		1,372	1,438

Sovereign (0.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,182
		2,620
China (3.3%)
Sovereign (3.3%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23 (e)	4,740	5,273
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	2,024
3.70%, 6/10/25 (a)	780	834
		8,131
Colombia (2.2%)
Sovereign (2.2%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,585
5.00%, 6/15/45	2,400	2,610
11.75%, 2/25/20	815	1,070
		5,265
Dominican Republic (2.8%)
Sovereign (2.8%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)	4,182	4,705
6.88%, 1/29/26 (a)	1,215	1,409
7.45%, 4/30/44 (a)	666	794
		6,908
Ecuador (1.9%)
Sovereign (1.9%)
Ecuador Government International Bond,
10.75%, 3/28/22 (a)	4,580	4,683

Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon,
6.95%, 6/16/25 (a)	1,200	1,109

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	890	931

Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras,
8.75%, 12/16/20	1,030	1,187

Hungary (3.0%)
Sovereign (3.0%)
Hungary Government International Bond,
4.00%, 3/25/19	152	160
5.38%, 3/25/24	1,358	1,579

5.75%, 11/22/23	730	861
6.38%, 3/29/21	1,050	1,218
7.63%, 3/29/41 (f)	2,220	3,489
		7,307
India (0.5%)
Corporate Bonds (0.5%)
Adani Transmission Ltd.,
4.00%, 8/3/26 (a)	288	291
Export-Import Bank of India,
3.38%, 8/5/26 (a)(f)	800	813
		1,104
Indonesia (9.0%)
Sovereign (9.0%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,670	2,855
4.75%, 1/8/26 (a)	1,360	1,521
5.13%, 1/15/45 (a)(f)	1,530	1,749
5.88%, 1/15/24 (a)	1,200	1,418
5.88%, 1/15/24	4,360	5,153
5.95%, 1/8/46 (a)	1,360	1,724
7.75%, 1/17/38	2,429	3,518
Majapahit Holding BV,
7.75%, 1/20/20	729	840
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,156
6.45%, 5/30/44 (a)	1,720	1,997
		21,931
Ivory Coast (1.3%)
Sovereign (1.3%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)	830	836
5.75%, 12/31/32	2,495	2,460
		3,296
Jamaica (1.5%)
Corporate Bond (0.4%)
Digicel Group Ltd.,
8.25%, 9/30/20	1,150	1,005

Sovereign (1.1%)
Jamaica Government International Bond,
7.63%, 7/9/25	380	447
7.88%, 7/28/45	870	1,027
8.00%, 3/15/39	1,010	1,217
		2,691
		3,696
Kazakhstan (2.6%)
Sovereign (2.6%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	278	274

KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,390	1,345
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	2,100	2,374
KazMunayGas National Co., JSC,
9.13%, 7/2/18	2,180	2,411
		6,404
Lithuania (0.7%)
Sovereign (0.7%)
Lithuania Government International Bond,
6.63%, 2/1/22	950	1,175
7.38%, 2/11/20	500	594
		1,769
Mexico (12.8%)
Corporate Bonds (2.1%)
Alfa SAB de CV,
6.88%, 3/25/44	1,340	1,424
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (a)	1,825	1,880
Nemak SAB de CV,
5.50%, 2/28/23 (a)	440	451
5.50%, 2/28/23	1,500	1,536
		5,291
Sovereign (10.7%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)(b)(f)	2,250	2,187
Mexico City Airport Trust,
5.50%, 10/31/46 (a)(f)	1,450	1,426
Mexico Government International Bond,
3.60%, 1/30/25	3,450	3,584
4.35%, 1/15/47	1,110	1,093
4.60%, 1/23/46	2,080	2,116
6.05%, 1/11/40	898	1,097
Petroleos Mexicanos,
4.88%, 1/24/22	1,863	1,905
5.63%, 1/23/46	2,000	1,752
6.38%, 1/23/45	2,520	2,419
6.50%, 6/2/41	2,600	2,542
6.63%, 6/15/35 — 6/15/38	2,780	2,795
6.88%, 8/4/26 (a)	860	972
8.63%, 12/1/23	1,990	2,313
		26,201
		31,492
Mongolia (0.5%)
Sovereign (0.5%)
Mongolia Government International Bond,
10.88%, 4/6/21	1,050	1,129

Namibia (0.6%)
Sovereign (0.6%)
Namibia International Bonds,
5.25%, 10/29/25 (a)	1,402	1,485

Nigeria (0.6%)
Sovereign (0.6%)
Nigeria Government International Bond,
6.38%, 7/12/23	1,430	1,412

Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)(f)	1,530	1,622
Panama Government International Bond,
4.00%, 9/22/24	1,434	1,576
5.20%, 1/30/20	460	509
8.88%, 9/30/27	263	396
		4,103
Paraguay (1.0%)
Sovereign (1.0%)
Republic of Paraguay,
4.63%, 1/25/23 (a)(f)	680	724
6.10%, 8/11/44 (a)	1,420	1,623
		2,347
Peru (2.7%)
Corporate Bonds (1.2%)
Banco de Credito del Peru,
6.13%, 4/24/27 (a)(b)	1,680	1,880
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	960	1,010
		2,890
Sovereign (1.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)(b)	978	1,056
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	507
Peruvian Government International Bond,
6.55%, 3/14/37	1,550	2,197
		3,760
		6,650
Philippines (3.0%)
Sovereign (3.0%)
Philippine Government International Bond,
3.95%, 1/20/40	3,114	3,564
9.50%, 2/2/30	2,200	3,799
		7,363
Poland (1.4%)
Sovereign (1.4%)
Poland Government International Bond,
3.00%, 3/17/23	2,250	2,344
4.00%, 1/22/24	570	631
5.00%, 3/23/22	470	537
		3,512

Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond,
4.38%, 8/22/23	1,650	1,829
Russia (7.3%)
Sovereign (7.3%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	14,200	15,336
5.63%, 4/4/42	400	463
SCF Capital Ltd.,
5.38%, 6/16/23 (a)	1,950	2,047
		17,846
Serbia (0.7%)
Sovereign (0.7%)
Republic of Serbia,
7.25%, 9/28/21	1,495	1,743

South Africa (1.3%)
Sovereign (1.3%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)(f)	2,556	2,541
7.13%, 2/11/25 (a)	540	557
		3,098
Sri Lanka (1.2%)
Sovereign (1.2%)
Sri Lanka Government International Bond,
6.25%, 10/4/20	100	104
6.25%, 10/4/20 (a)	650	681
6.85%, 11/3/25 (a)	1,980	2,132
		2,917
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (a)	1,210	1,187

Turkey (4.8%)
Sovereign (4.8%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	2,100	2,191
Turkey Government International Bond,
3.25%, 3/23/23	3,100	2,921
4.88%, 4/16/43	1,800	1,686
5.63%, 3/30/21	3,600	3,843
6.88%, 3/17/36	1,000	1,172
		11,813

Ukraine (2.8%)
Sovereign (2.8%)
Ukraine Government International Bond,	7,300	6,960
7.75%, 9/1/22 — 9/1/26

Venezuela (5.2%)
Sovereign (5.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	29,870	12,617

Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond,
8.50%, 4/14/24	1,740	1,714
8.97%, 7/30/27 (a)	720	714
		2,428
Total Fixed Income Securities (Cost $220,298)		230,113

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (b)(g)	2,250	169

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(g)	5,450	15
Total Warrants (Cost $—)		184

	Shares	Value (000)
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	8,258,871	8,259

	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $1,443; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $1,472)	$1,443	1,443
Total Securities held as Collateral on Loaned Securities (Cost $9,702)		9,702

	Shares		Value (000)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $2,128)	2,128,205		2,128

	Face Amount (000)		Value (000)
Argentina (0.9%)
Sovereign (0.9%)
Letras del Banco Central de la Republica Argentina,
28.25%, 1/11/17	ARS	2,930	179
29.50%, 1/11/17	2,940		179
30.25%, 12/28/16	21,500		1,323
30.50%, 12/28/16	9,920		611
Total Sovereign (Cost $2,445)			2,292
Total Short-Term Investments (Cost $14,275)			14,122
Total Investments (100.0%) (Cost $234,573) Including $13,025 of Securities Loaned (i)(j)(k)			244,419
Liabilities in Excess of Other Assets			(7,874)
Net Assets			$236,545

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.

(c)                                  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(d)                                 Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2016.

(e)                                  Security trades on the Hong Kong exchange.

(f)                                   All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $13,025,000 and $13,352,000, respectively. The Fund received cash collateral of approximately $10,362,000, of which approximately $9,702,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At September 30, 2016, there was uninvested cash collateral of approximately $660,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $2,990,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities.

(g)                                  Security has been deemed illiquid at September 30, 2016.

(h)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(i)                                     Securities are available for collateral in connection with open foreign currency forward exchange contracts and an open futures contract.

(j)                                    The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Fund did not engage in any cross-trade transactions.

(k)                                 At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,074,000 and the aggregate gross unrealized depreciation is approximately $6,228,000 resulting in net unrealized appreciation of approximately $9,846,000.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	ARS	9,300		$565	12/30/16	$(15)
Citibank NA	ARS	6,890		$411	12/30/16	(18)
Citibank NA	ARS	6,910		$411	12/30/16	(20)
Citibank NA	ARS	7,640		$469	1/18/17	(4)
Citibank NA	ARS	2,280		$140	1/18/17	(1)
Citibank NA	ARS	23,100		$1,261	6/13/17	(82)
Citibank NA	$1,328		ARS	23,100	6/13/17	14
						$(126)

ARS — Argentine Peso

Futures Contract:
The Fund had the following futures contract open at September 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	104	$(13,637)	Dec-16	$22

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	87.9%
Corporate Bonds	10.1
Other**	2.0
Total Investments	100.0	%***

*                                         Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.

**                                  Industries and/or investment types representing less than 5% of total investments.

***                           Does not include an open short futures contract with an underlying face amount of approximately $13,637,000 with unrealized appreciation of approximately $22,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $126,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2016 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•            Level 1 — unadjusted quoted prices in active markets for identical investments

•            Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•            Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$26,527	$—	$26,527
Sovereign	—	203,586	—	203,586
Total Fixed Income Securities	—	230,113	—	230,113
Warrants	—	184	—	184
Short-Term Investments
Investment Company	10,387	—	—	10,387
Repurchase Agreement	—	1,443	—	1,443
Sovereign	—	2,292	—	2,292
Total Short-Term Investments	10,387	3,735	—	14,122
Foreign Currency Forward Exchange Contract	—	14	—	14
Futures Contract	22	—	—	22
Total Assets	10,409	234,046	—	244,455
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(140)	—	(140)
Total	$10,409	$233,906	$—	$244,315

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016